Cash and cash equivalents and total borrowings - Cash Reconciliation (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents and adjusted net debt [Abstract]
Cash and cash equivalents as presented in the consolidated balance sheet	£ 1,437	£ 2,638
Bank overdrafts	(269)	(171)
Cash and cash equivalents as presented in the consolidated cash flow statement	1,168	2,467	£ 1,944	£ 1,860
Borrowings due within one year (excluding bank overdrafts)	(667)	(413)
Borrowings due after one year	(3,845)	(3,744)
Total borrowings (excluding bank overdrafts)	£ (4,512)	£ (4,157)